Related Party Transactions (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CAD ($)
Related Party Transactions (Details) [Line Items]
Stock options issued	6,197,776
Stock options outstanding	6,197,776	13,610,342	12,805,291	12,805,291
Non-cash operating expense (in Dollars) | $		$ 204,552	$ 258,989		$ 236,949
Non-voting percentage	10.00%
Settled shares		408,086	362,590	362,590
Public shares		206,081	186,847	186,847
Stock plan expired		517,616
Adjustment amount			$ 20,800	$ 15.3
Contributions made to defined benefit pension plans (in Dollars) | $			$ 5,200
RSU [Member]
Related Party Transactions (Details) [Line Items]
Stock options issued	3,530,000
Telesat Canada RSU [Member]
Related Party Transactions (Details) [Line Items]
Stock options issued	3,530,000
Telesat Corporation RSU [Member]
Related Party Transactions (Details) [Line Items]
Stock options issued	1,460,008
Share options [member]
Related Party Transactions (Details) [Line Items]
Non-cash operating expense (in Dollars) | $					$ 8,500
RSUs [Member]
Related Party Transactions (Details) [Line Items]
Shares forfeited		47,564
Preference shares [member]
Related Party Transactions (Details) [Line Items]
Stock options issued	3,660,000